Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Additional Information (Detail)	Mar. 31, 2014	Sep. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Ownership in subsidiary percentage	100.00%	100.00%